INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION BETWEEN THE STATUTORY TAX RATE AND THE ACTUAL PROVISION

Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Six Months Ended
	February 28, 2025	February 29, 2024
US Statutory rate	21%	21%
Effect of reconciling items for tax purposes	(21)%	(21)%

Effective income tax rate	-%	-%

Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Years Ended August 31,
	2024	2023
US Statutory rate	21%	21%
Effect of reconciling items for tax purposes	(21)%	(21)%

Effective income tax rate	-%	-%

SCHEDULE OF COMPONENTS OF NET DEFERRED TAX ASSETS

The components of net deferred tax assets are as follows:

	February 28, 2025	August 31, 2024
Net operating loss carry-forward	$45,200,000	$39,400,000
Less: valuation allowance	(45,200,000)	(39,400,000)
Net deferred tax asset	-	-

The components of net deferred tax assets are as follows:

	August 31, 2024	August 31, 2023
Net operating loss carry-forward	$39,400,000	$13,520,000
Less: valuation allowance	(39,400,000)	(13,520,000)
Net deferred tax asset	-	-